Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	169,117,202	53,887,738
Common stock, shares outstanding	169,117,202	53,887,738
Avra Medical Robotics, Inc.
Preferred stock , par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		53,887,738	37,848,905
Common stock, shares outstanding		53,887,738	37,848,905
Common stock liability, shares			4,265,295
Common stock liability, par value (in Dollars per share)		$ 0.0001	$ 0.0001